DWS Tax-Exempt Portfolio Expense Example - Tax Exempt Cash Managed Shares [Member] - DWS Tax-Exempt Portfolio - Tax-Exempt Cash Managed Shares	Jul. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	$ 714